Pay vs Performance Disclosure	12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

The disclosure in this section shall not be deemed to be incorporated by reference into any prior or subsequent filing by Mesa under the Securities Act of 1933 or the Exchange Act of 1934, except to the extent Mesa specifically incorporates it by reference therein.

Provided below is the Company’s “pay versus performance” disclosure as required pursuant to Item 402(v) of Regulation S-K promulgated under the Exchange Act.

Our Most Important Metrics Used for Linking Pay and Performance

As required by Item 402(v), below are the most important metrics our Committee used to link executive pay to performance for fiscal year 2023. Our stock price performance, as reflected by our absolute TSR, directly impacts the value of the equity compensation awards we grant to executive officers. Both of the other metrics below are used for purposes of determining payouts under either our executive annual cash incentive compensation program or our executive PSU program.

●	Revenues Growth
●	Adjusted Operating Income, or "AOI"
●	Organic Revenues Growth

Pay versus Performance Table

In accordance with Item 402(v), we provide below the tabular disclosure for the Company’s President and Chief Executive Officer (“CEO”) (our Principal Executive Officer, or “PEO”) and the average of our NEOs other than the CEO for fiscal year 2023, 2022 and 2021.

					Value of Initial Fixed $100 Investment Based On:
Fiscal Year Ended March 31,	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO (1)	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs (2)	Total Shareholder Return (3)	Peer Group Total Shareholder Return (4)	Net Income (5)	Adjusted Operating Income (6)
2023	$5,190,371	$(3,599,238)	$1,480,753	$544,787	$77.93	$117.40	$930,000	$44,679,000
2022	$18,076,981	$16,814,532	$1,452,226	$1,785,085	$113.28	$148.89	$1,871,000	$37,899,000
2021	$2,557,718	$9,554,025	$927,468	$2,393,032	$107.96	$174.90	$3,274,000	$36,139,000

(1)

The amounts reported represent the “compensation actually paid” to Mr. Owens, computed in accordance with Item 402(v) of Regulation S-K, but do not reflect the actual amount of compensation earned by or paid to Mr. Owens in the applicable year. In accordance with Item 402(v) of Regulation S-K, the adjustments in the following table were made to the amount reported for Mr. Owens in the “Total” column of the Summary Compensation Table for each year to calculate compensation:

PEO Total Compensation Amount	$ 5,190,371	$ 18,076,981	$ 2,557,718
PEO Actually Paid Compensation Amount	$ (3,599,238)	16,814,532	9,554,025
Adjustment To PEO Compensation, Footnote
Fiscal Year Ended March 31,	Summary Compensation Table Total for PEO ($)	Summary Compensation Table Value of Equity Awards ($) (a)	Equity Awards Adjustments ($) (b)	Compensation Actually Paid to PEO ($)
2023	5,190,371	(4,168,237)	$(4,621,372)	(3,599,238)
2022	18,076,981	(16,417,012)	$15,154,563	16,814,532
2021	2,557,718	(1,813,876)	$8,810,183	9,554,025

(a)	The amounts reported represent the sum of the amounts reported in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for the applicable year.
(b)

The amounts deducted or added in calculating the equity award adjustments are as follows and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant:

Fiscal Year Ended March 31,	Year End Fair Value of Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2023	$2,260,544	$(5,202,624)	$0	$(1,679,292)	$0	$0	$(4,621,372)
2022	$13,533,230	$555,610	$0	$1,065,723	$0	$0	$15,154,563
2021	$1,955,736	$6,731,343	$0	$123,104	$0	$0	$8,810,183

Non-PEO NEO Average Total Compensation Amount	$ 1,480,753	1,452,226	927,468
Non-PEO NEO Average Compensation Actually Paid Amount	$ 544,787	1,785,085	2,393,032
Adjustment to Non-PEO NEO Compensation Footnote
(2)

Non-PEO NEOs include Messrs. Sakys, Archbold, and Dinoia. The amounts reported represent the average “compensation actually paid” to the NEOs other than Mr. Owens as a group, computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual average amount of compensation earned by or paid to such NEOs as a group in the applicable year. In accordance with Item 402(v) of Regulation S-K, the following adjustments were made to the average of the amounts reported in the “Total” column of the Summary Compensation Table for the NEOs as a group (excluding Mr. Owens) for each year to determine the compensation actually paid, using the same methodology described above in footnote 1:

Fiscal Year Ended March 31,	Summary Compensation Table Total for Non-PEO NEOs ($)	Summary Compensation Table Value of Equity Awards ($) (a)	Equity Awards Adjustments ($) (b)	Compensation Actually Paid to Non-PEO NEOs ($)
2023	1,480,753	(965,767)	$(70,198)	544,787
2022	1,452,226	(848,551)	1,181,410	1,785,085
2021	927,468	(561,449)	2,027,013	2,393,032

(a)	The amounts reported represent the average of the sum of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable fiscal year.
(b)	The amounts deducted or added in calculating for equity award adjustments are as follows:

Fiscal Year Ended,	Year End Fair Value of Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2023	$424,417	$(210,448)	$45,816	$(329,985)	$0	$0	$(70,198)
2022	$788,665	$159,474	$0	$233,271	$0	$0	$1,181,410
2021	$605,850	$1,436,656	$0	$(15,493)	$0	$0	$2,027,013

(3)

TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

(4)	Represents the weighted peer group TSR. Mesa's peer group is reflective of the peer group presented in the 2022 Proxy Statement.
(5)	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable fiscal year.
(6)

Adjusted Operating Income is defined as operating income as reported under U.S. GAAP, adjusted to exclude impairments of long-lived assets, stock-based compensation expense, and amortization of acquisition-related intangible assets.

Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid and Company TSR

The graph below describes the relationship between compensation actually paid to Mr. Owens and the average compensation actually paid to the Company’s other NEOs to the Company’s TSR over the three-year period from March 31, 2020 until March 31, 2023, assuming an initial investment of $100 on March 31, 2020. As the graph shows, this relationship is generally aligned in large part because a significant portion of the compensation actually paid to the Company’s NEOs is in the form of equity awards, the value of which is impacted by the stock price changes.

Compensation Actually Paid vs. Net Income

Compensation Actually Paid and GAAP Net Income

The graph below shows the relationship between compensation actually paid to Mr. Owens and the average compensation actually paid to the Company’s other NEOs to the Company’s GAAP net income for the three years presented in the Pay versus Performance Table. Mesa does not use net income as a performance measure in its executive compensation program.

Compensation Actually Paid vs. Company Selected Measure

Compensation Actually Paid and Adjusted Operating Income

The graph below shows the relationship between compensation actually paid to Mr. Owens and the average compensation actually paid to the Company’s other NEOs to the Company’s adjusted operating income for the three years presented in the Pay versus Performance Table. As described above, adjusted operating income is defined as the Company’s total operating income reported under U.S. GAAP, adjusted to exclude amortization of intangible assets acquired in a business combination, stock-based compensation expense, and any impairment expense. While the Company uses other financial and non-financial performance measures in its compensation programs, Mesa has determined that adjusted operating income is the most important performance measure used to link compensation actually paid to the Company’s NEOs for fiscal year 2023 to Company performance.

Total Shareholder Return Amount	$ 77.93	113.28	107.96
Peer Group Total Shareholder Return Amount	117.40	148.89	174.90
Net Income (Loss)	$ 930,000	$ 1,871,000	$ 3,274,000
Company Selected Measure Amount	44,679,000	37,899,000	36,139,000
PEO Summary Compensation Table Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,168,237)	$ (16,417,012)	$ (1,813,876)
PEO Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,621,372)	15,154,563	8,810,183
PEO Year End Fair Value of Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,260,544	13,533,230	1,955,736
PEO Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,202,624)	555,610	6,731,343
PEO Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,679,292)	1,065,723	123,104
PEO Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,621,372)	15,154,563	8,810,183
NEO Summary Compensation Table Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(965,767)	(848,551)	(561,449)
NEO Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(70,198)	1,181,410	2,027,013
NEO Year End Fair Value of Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	424,417	788,665	605,850
NEO Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(210,448)	159,474	1,436,656
NEO Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	45,816	0	0
NEO Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(329,985)	233,271	(15,493)
NEO Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
NEO Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
NEO Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (70,198)	$ 1,181,410	$ 2,027,013